22. Condensed Financial Information (Parent Company Only)	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Note 22. Condensed Financial Information (Parent Company Only)

The following condensed financial statements are for Community Bancorp. (Parent Company Only), and should be read in conjunction with the consolidated financial statements of Community Bancorp. and Subsidiary.

Community Bancorp. (Parent Company Only)	December 31,	December 31,
Condensed Balance Sheets	2015	2014

Assets

Cash	$508,325	$479,812
Investment in subsidiary - Community National Bank	63,747,517	61,337,172
Investment in Capital Trust	387,000	387,000
Income taxes receivable	239,394	233,952
Total assets	$64,882,236	$62,437,936

Liabilities and Shareholders' Equity

Liabilities

Junior subordinated debentures	$12,887,000	$12,887,000
Dividends payable	580,580	555,734
Total liabilities	13,467,580	13,442,734

Shareholders' Equity

Preferred stock, 1,000,000 shares authorized, 25 shares issued and outstanding ($100,000 liquidation value)	2,500,000	2,500,000
Common stock - $2.50 par value; 15,000,000 shares authorized, and 5,204,517 and 5,142,475 shares issued at December 31, 2015 and 2014, respectively (including 15,430 and 16,642 shares issued February 1, 2016 and 2015, respectively)	13,011,293	12,856,188
Additional paid-in capital	30,089,438	29,359,300
Retained earnings	8,482,096	6,909,934
Accumulated other comprehensive loss	(45,394)	(7,443)
Less: treasury stock, at cost; 210,101 shares at December 31, 2015 and 2014	(2,622,777)	(2,622,777)
Total shareholders' equity	51,414,656	48,995,202

Total liabilities and shareholders' equity	$64,882,236	$62,437,936

The investment in the subsidiary bank is carried under the equity method of accounting.  The investment and cash, which is on deposit with the Bank, have been eliminated in consolidation.

Community Bancorp. (Parent Company Only)	Years Ended December 31,
Condensed Statements of Income	2015	2014

Income
Bank subsidiary distributions	$2,842,000	$2,772,000
Dividends on Capital Trust	12,295	12,072
Total income	2,854,295	2,784,072

Expense
Interest on junior subordinated debentures	409,432	402,011
Administrative and other	306,962	298,157
Total expense	716,394	700,168

Income before applicable income tax benefit and equity in
undistributed net income of subsidiary	2,137,901	2,083,904
Income tax benefit	239,394	233,952

Income before equity in undistributed net income of subsidiary	2,377,295	2,317,856
Equity in undistributed net income of subsidiary	2,448,296	2,807,052
Net income	$4,825,591	$5,124,908

Community Bancorp. (Parent Company Only)	Years Ended December 31,
Condensed Statements of Cash Flows	2015	2014

Cash Flows from Operating Activities
Net income	$4,825,591	$5,124,908
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed net income of subsidiary	(2,448,296)	(2,807,052)
(Increase) decrease in income taxes receivable	(5,443)	1,607
Net cash provided by operating activities	2,371,852	2,319,463

Cash Flows from Financing Activities
Dividends paid on preferred stock	(81,250)	(81,250)
Dividends paid on common stock	(2,262,089)	(2,168,476)
Net cash used in financing activities	(2,343,339)	(2,249,726)
Net increase in cash	28,513	69,737

Cash
Beginning	479,812	410,075
Ending	$508,325	$479,812

Cash Received for Income Taxes	$233,952	$235,559

Cash Paid for Interest	$409,432	$402,011

Dividends paid:
Dividends declared	$3,172,179	$3,130,868
Increase in dividends payable attributable to dividends declared	(24,847)	(55,980)
Dividends reinvested	(885,243)	(906,412)
	$2,262,089	$2,168,476